INCOME TAXES - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Total current tax expense	$ 1,008	$ 2,080	$ 2,953
Total deferred tax expense (benefit)	(770)	(363)	(493)
Total income tax expense	$ 238	$ 1,717	$ 2,460